Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Related parties
Schedule of key management compensation

	For the Year Ended
	December 31,
(in thousands)	2021	2020	2019
Key management compensation
Short term employee benefits	$3,099	$1,518	$1,314
Share-based payments	2,924	372	322
Post-employment benefits	92	74	64
	$6,115	$1,964	$1,700

Schedule of director and shareholder compensation

	For the Year Ended
	December 31,
(in thousands)	2021	2020	2019
Director and shareholder compensation
Board fees	$227	$—	$—
Consultancy fees	20	55	91
	$247	$55	$91